TAXATION - Effect of preferential tax (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax holiday
Tax holiday effect	¥ 162,896,542	¥ 85,036,934	¥ 146,321,156
ADS
Income tax holiday
Basic net income per share effect (in dollars per share)	¥ 1.08	¥ 0.62	¥ 1.11
Diluted net income per share effect (in dollars per share)	¥ 0.86	¥ 0.56	¥ 0.96